Equity Method Investments - Narrative (Details) $ in Millions		6 Months Ended
	Aug. 04, 2021	Jun. 30, 2021 USD ($) jointVentureCompanies rig	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Equity Method Investment, Summarized Financial Information [Abstract]
Interest in equity method investment not held by the company				51.00%
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Guarantees issued to equity method investments		$ 5.9
Opex | Subsequent event
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Akal | Subsequent event
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Number of rigs on bareboat charter | rig		5
Number of joint ventures for bareboat charters | jointVentureCompanies		2
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Perfomex | Subsequent event
Equity Method Investment, Summarized Financial Information [Abstract]
Additional ownership percentage acquired	2.00%
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Perfomex II | Subsequent event
Equity Method Investment, Summarized Financial Information [Abstract]
Additional ownership percentage acquired	2.00%
Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Provision for factoring of receivables		$ 2.7	$ 6.3
Pemex | Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Investments in joint ventures		5.9
Pemex | Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable		251.7
Billed contracts receivable		40.5	97.6
Unbilled contracts receivable		$ 211.2	$ 172.0
Borr Mexico Ventures Limited | Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity				49.00%
Borr Mexico Ventures Limited | Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity				49.00%